Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Allowances for doubtful accounts	$ 76,200	$ 40,000	$ 40,000
Property plant and equipment, accumulated depreciation	30,310	14,473	758
Intangible assets, accumulated depreciation	226,964	116,468	15,648
Convertible note payable, debt discount	$ 18,599	$ 73,391	$ 73,391
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	120,529,649	116,104,971	113,912,500
Common stock, shares outstanding	120,529,649	116,104,971	107,912,500